Document and Entity Information	Aug. 05, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2019
Entity Registrant Name	LSI Industries Inc.
Entity Incorporation, State or Country Code	OH
Entity File Number	000-13375
Entity Tax Identification Number	31-0888951
Entity Address, Address Line One	10000 Alliance Rd
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45242
City Area Code	513
Local Phone Number	793-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000763532